Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ (329,260)	$ 55,880
Other receivable write off- related party	(390,000)
Changes in operating assets and liabilities:
Accounts receivable	(354,904)	(176,709)
Other receivable- related party	(390,000)
Prepayments and advances	82,618	(178,132)
Accounts payable and accrued expenses	274,087	405,820
Taxes payables	133,331	81,684
Net cash provided by (used in) operating activities	(194,128)	188,543
Cash flows from investing activities:
Purchase of equipment	(8,450)
Net cash (used in) investing activities	(8,450)
Cash flows from financing activities:
Proceeds from bank loan payable	67,478	114,860
Proceed from note payable	170,000
Principal repayments of bank loan payable	(64,244)	(91,299)
Proceeds from issuing common stock	100
Net cash provided by financing activities	173,334	23,561
Foreign currency translation adjustment	(17,650)	(18,880)
Increase (decrease) in cash and cash equivalents	(46,893)	193,225
Cash and cash equivalents at beginning of year	193,225
Cash and cash equivalents at end of year	146,331	193,225
Cash paid for:
Income tax
Interest	24,028	12,388
NON-CASH INVESTING ACTIVITIES
Shareholder contribution of equipment	219,780
Payment of accounts receivable with fixed assets	$ 219,389